Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 69,767	$ 58,824	$ 59,669
Costs	(42,000)	(34,646)	(35,370)
Gross profit	27,767	24,178	24,299
Net (loss) / gain from fair value adjustment of investment properties	(23,710)	16,981	(4,389)
General and administrative expenses	(7,714)	(6,884)	(7,068)
Selling expenses	(8,717)	(8,283)	(8,806)
Other operating results, net	301	1,529	(651)
(Loss) / profit from operations	(12,073)	27,521	3,385
Share of loss of associates and joint ventures	(4,889)	(2,481)	(757)
(Loss) / profit before financial results and income tax	(16,962)	25,040	2,628
Finance income	1,407	1,076	1,224
Finance costs	(15,861)	(18,286)	(14,170)
Other financial results	2,878	(10,580)	6,404
Inflation adjustment	(479)	(670)	(382)
Financial results, net	(12,055)	(28,460)	(6,924)
Loss before income tax	(29,017)	(3,420)	(4,296)
Income tax	1,690	6,280	(1,491)
(Loss) / profit for the year from continuing operations	(27,327)	2,860	(5,787)
Profit for the year from discontinued operations	480	20,377	8,835
(Loss) / profit for the year	(26,847)	23,237	3,048
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(1,398)	8,201	662
Change in the fair value of hedging instruments net of income taxes	13	(26)	288
Revaluation surplus		148
Items that may not be reclassified subsequently to profit or loss, net of income tax:
Actuarial loss from defined contribution plans	(46)	(42)	(18)
Other comprehensive (loss) / income for the year from continuing operations	(1,431)	8,281	932
Other comprehensive income for the year from discontinued operations	14	1,168	2,538
Total other comprehensive (loss) / income for the year	(1,417)	9,449	3,470
Total comprehensive (loss) / income for the year	(28,264)	32,686	6,518
Total comprehensive (loss) / income from continuing operations	(28,758)	11,141	(4,854)
Total comprehensive income from discontinued operations	494	21,545	11,372
Total comprehensive (loss) / income for the year	(28,264)	32,686	6,518
(Loss) / profit of the year attributable to:
Equity holders of the parent	(25,615)	14,727	(1,120)
Non-controlling interest	(1,232)	8,510	4,168
(Loss) / profit from continuing operations attributable to:
Equity holders of the parent	(26,083)	(1,013)	(3,791)
Non-controlling interest	(1,244)	3,873	(1,996)
Total comprehensive (Loss) / income attributable to:
Equity holders of the parent	(26,271)	12,374	999
Non-controlling interest	(1,993)	20,312	5,519
Total comprehensive (Loss) / income from continuing operations attributable to:
Equity holders of the parent	(26,753)	(4,412)	(3,164)
Non-controlling interest	$ (2,005)	$ 15,553	$ (1,690)
(Loss) / profit per share attributable to equity holders of the parent:
Basic	$ (44.55)	$ 25.61	$ (1.95)
Diluted	(4,455)	2,544	(195)
Loss per share from continuing operations attributable to equity holders of the parent:
Basic	(45.36)	(1.76)	(6.59)
Diluted	$ (45.36)	$ (1.76)	$ (6.59)